Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

Note 7     Revenue

Amounts in US$ ‘000	2024	2023	2022
Sale of crude oil	648,670	726,947	1,004,775
Sale of purchased crude oil	7,177	5,464	9,454
Sale of gas	5,076	25,024	35,350
Commodity risk management contracts designated as cash flow hedges (a)	(85)	(810)	—
	660,838	756,625	1,049,579
(a)	Realized result on commodity risk management contracts designated as cash flow hedges. See Note 8.